Certain Long-Duration Contracts (Tables)	12 Months Ended
Dec. 31, 2016
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders at the respective date.

Summarizes the reserve balances, for variable annuity contracts with guarantees

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

Summarizes account balances of deferred variable annuity

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841

Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

[1]	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
[2]	Represents the weighted average attained age of contractholders at the respective date.